Transfers To and From The Plan	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Transfers To and From Plan [Line Items]
Transfers To and From The Plan

NOTE C—TRANSFERS TO AND FROM THE PLAN

Transfers between the Plan and the Fortune Brands Innovations Hourly Employee Retirement Savings Plan occur due to participant changes in status from hourly to salaried, or vice versa, or transfers between Companies. Total transfers to the Plan were $221 and $202 during the years ended December 31, 2025 and 2024, respectively. Transfers from the Plan were $125 and $23 during the years ended December 31, 2025 and 2024, respectively.